SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years 6 months
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum required annual retainer (as percent)	75.00%
PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
PRSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as percent)	0.00%
PRSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as percent)	200.00%
PGSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as percent)	100.00%
PGSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as percent)	600.00%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Employer matching contribution (as percent)	50.00%
Maximum employer contribution	$ 5,000
ESPP | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual contributions per employee (as percent)	1.00%
ESPP | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual contributions per employee (as percent)	6.00%